BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Background And Significant Accounting Policies [Abstract]
Schedule of estimated useful lives
Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%